Cover	May 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2024
Entity File Number	001-37411
Entity Registrant Name	TREX WIND-DOWN, INC.
Entity Central Index Key	0001504167
Entity Tax Identification Number	59-3843182
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	377 Ocean Boulevard
Entity Address, Address Line Two	Unit 5
Entity Address, City or Town	Hampton
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03842
City Area Code	(908)
Local Phone Number	636-7160
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false